Operating Lease (Tables)	12 Months Ended
Dec. 31, 2023
Operating Lease [Abstract]
Schedule of Weighted-Average Remaining Lease Term and Weighted-Average Discount Rate of Operating Leases	The following table shows the total lease cost and the cash flows arising from the operating leases, and information about weighted-average remaining lease term and weighted-average discount rate.
	December 31, 2023	December 31, 2022
Lease cost
Operating lease cost	$1,279,944	$1,607,245
Short term lease	223,782	790,440
Total lease cost	$1,503,726	$2,397,685

Other information
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$1,546,916	$2,397,685
Right-of-use assets obtained in exchange for new operating lease liabilities	Nil	Nil
Weighted-average remaining lease term - operating lease	9 months	20 months
Weighted-average discount rate - operating lease	6.75%	6.75%

Schedule of Future Minimum Lease Payments on Operating Leases	As of December 31, 2023, future minimum lease payments on operating leases were as follows:
December 31, 2023
Maturity of lease liabilities
2024	$971,811
2025	63,446
Total minimum lease payments	$1,035,257
Short term lease	(223,782)
Imputed interest	(18,643)
Present value of minimum lease payments	$792,832
Less: classified as current liabilities	(730,304)
Non-current liabilities	$62,528